Other Operating Income/(Loss), Net - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other operating income [line items]
Income tax relating to investment securities included in other comprehensive income	₨ 83	₨ 259	₨ (275)